                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-05099

                         Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer U.S. Government

 Money Market Fund

 NQ | March 31, 2017

 Ticker Symbols:

 Class A              PMTXX

 Class Y              PRYXX

Schedule of Investments  |  3/31/17 (unaudited)

 Principal

 Floating

 Rate (a)

 Amount ($)

 (unaudited)

 Value

 U.S. GOVERNMENT AND AGENCY

 OBLIGATIONS - 80.5%

 300,000

 Fannie Mae Discount Notes, 4/3/17 (b)

 $       300,000

 200,000

 Fannie Mae Discount Notes, 4/7/17 (b)

 199,984

 1,000,000

 Fannie Mae Discount Notes, 4/19/17 (b)

 999,769

 300,000

 1.03

 Federal Farm Credit Banks, Floating Rate Note, 4/28/17

 300,000

 1,500,000

 0.88

 Federal Farm Credit Banks, Floating Rate Note, 5/8/17

 1,499,890

 2,000,000

 1.04

 Federal Farm Credit Banks, Floating Rate Note, 5/9/18

 2,007,817

 400,000

 0.97

 Federal Farm Credit Banks, Floating Rate Note, 7/6/18

 401,250

 1,500,000

 Federal Farm Credit Discount Notes, 4/26/17 (b)

 1,499,281

 3,200,000

 Federal Home Loan Bank Discount Notes,

 4/5/17 (b)

 3,199,879

 1,000,000

 Federal Home Loan Bank Discount Notes, 4/10/17 (b)

 999,881

 400,000

 Federal Home Loan Bank Discount Notes, 4/13/17 (b)

 399,919

 501,000

 Federal Home Loan Bank Discount Notes, 4/19/17 (b)

 500,822

 1,739,000

 Federal Home Loan Bank Discount Notes, 4/21/17 (b)

 1,738,339

 250,000

 Federal Home Loan Bank Discount Notes, 4/24/17 (b)

 249,883

 900,000

 Federal Home Loan Bank Discount Notes, 4/27/17 (b)

 899,538

 3,130,000

 Federal Home Loan Bank Discount Notes, 4/28/17 (b)

 3,128,322

 100,000

 Federal Home Loan Bank Discount Notes,

 5/5/17 (b)

 99,929

 300,000

 Federal Home Loan Banks, 0.875%, 3/1/18

 299,798

 500,000

 1.03

 Federal Home Loan Banks, Floating Rate Note, 6/22/17

 500,000

 1,000,000

 1.00

 Federal Home Loan Banks, Floating Rate Note, 7/27/17

 999,975

 1,500,000

 0.92

 Federal Home Loan Banks, Floating Rate Note, 8/15/17

 1,500,000

 5,000,000

 1.06

 Federal Home Loan Banks, Floating Rate Note, 11/2/17

 5,002,052

 1,500,000

 0.99

 Federal Home Loan Banks, Floating Rate Note, 12/1/17

 1,500,128

 1,500,000

 0.90

 Federal Home Loan Banks, Floating Rate Note, 12/7/17

 1,500,334

 2,600,000

 0.93

 Federal Home Loan Banks, Floating Rate Note, 2/5/18

 2,605,034

 1,737,000

 Federal Home Loan Mortgage Corp., 1.25%, 5/12/17

 1,737,566

 3,120,000

 0.98

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/20/17

 3,120,210

 3,000,000

 1.11

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/21/17

 3,000,292

 4,410,000

 0.92

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/13/17

 4,413,534

 1,358,000

 Federal National Mortgage Association, 1.125%, 4/27/17

 1,358,125

 300,000

 Federal National Mortgage Association, 1.0%, 9/20/17

 300,082

 460,000

 Federal National Mortgage Association, 0.875%, 10/26/17

 460,307

 3,880,000

 1.00

 Federal National Mortgage Association, Floating Rate Note, 7/20/17

 3,882,078

 420,000

 0.84

 Federal National Mortgage Association, Floating Rate Note, 10/5/17

 420,034

 3,000,000

 Freddie Mac Discount Notes, 4/26/17 (b)

 2,998,582

 24,000,000

 U.S. Treasury Bills, 4/6/17 (b)

 23,999,105

 34,585,000

 U.S. Treasury Bills, 4/13/17 (b)

 34,579,400

 27,295,000

 U.S. Treasury Bills, 4/20/17 (b)

 27,285,694

 13,075,000

 U.S. Treasury Bills, 4/27/17 (b)

 13,068,639

 490,000

 U.S. Treasury Bills, 5/11/17 (b)

 489,692

 1,075,000

 U.S. Treasury Bills, 6/1/17 (b)

 1,073,795

 770,000

 U.S. Treasury Bills, 6/8/17 (b)

 769,012

 665,000

 U.S. Treasury Bills, 7/20/17 (b)

 663,921

 3,000,000

 U.S. Treasury Bills, 8/17/17 (b)

 2,993,512

 615,000

 U.S. Treasury Bills, 8/31/17 (b)

 612,940

 3,000,000

 U.S. Treasury Bills, 9/14/17 (b)

 2,992,014

 3,000,000

 U.S. Treasury Bills, 10/12/17 (b)

 2,989,832

 Principal

 Floating

 Rate (a)

 Amount ($)

 (unaudited)

 Value

 U.S. GOVERNMENT AND AGENCY

 OBLIGATIONS - (continued)

 300,000

 U.S. Treasury Bills, 11/9/17 (b)

 $       298,616

 635,000

 U.S. Treasury Bills, 12/7/17 (b)

 631,310

 300,000

 U.S. Treasury Bills, 3/1/18 (b)

 297,399

 15,545,000

 0.86

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 15,545,088

 15,615,000

 0.86

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 15,618,266

 13,940,000

 0.95

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 13,950,630

 14,485,000

 1.05

 U.S. Treasury Note, Floating Rate Note, 1/31/18

 14,511,829

 10,715,000

 0.97

 U.S. Treasury Note, Floating Rate Note, 4/30/18

 10,728,647

 3,500,000

 0.96

 U.S. Treasury Note, Floating Rate Note, 7/31/18

 3,501,145

 790,000

 U.S. Treasury Notes, 0.875%, 5/15/17

 790,330

 300,000

 U.S. Treasury Notes, 4.5%, 5/15/17

 301,360

 625,000

 U.S. Treasury Notes, 0.875%, 8/15/17

 625,504

 620,000

 U.S. Treasury Notes, 1.875%, 9/30/17

 623,456

 785,000

 U.S. Treasury Notes, 0.625%, 11/30/17

 783,965

 465,000

 U.S. Treasury Notes, 2.25%, 11/30/17

 469,350

 785,000

 U.S. Treasury Notes, 1.0%, 12/15/17

 785,859

 TOTAL U.S. GOVERNMENT AND

 AGENCY OBLIGATIONS

 (Cost  $245,002,944)

 $245,002,944

 TEMPORARY CASH INVESTMENTS - 19.5%

 REPURCHASE AGREEMENTS - 19.5%

 15,130,000

 $15,130,000 RBC Capital Markets LLC, 0.79%, dated 3/31/17 plus accrued interest on

 4/3/17 collateralized by the following:

 $637,709 Freddie Mac, 2.646% - 3.364%, 6/1/37 - 5/1/45,

 $14,794,892 Federal National Mortgage Association, 2.357% - 4.232%, 11/1/27 - 3/1/47

 $15,130,000

 15,130,000

 $15,130,000 ScotiaBank, 0.81%,

 dated 3/31/17 plus accrued interest on

 4/3/17 collateralized by the following:

 $5,189,843 Freddie Mac, 2.5% - 3.5%,

 11/1/29 - 11/1/46,

 $10,000,272 Federal National Mortgage Association, 1.764% - 4.5%, 7/1/27 - 11/1/47,

 $243,526 Government National Mortgage Association, 2.0%, 9/20/44

 15,130,000

 13,755,000

 $13,755,000 TD Securities USA LLC, 0.80%, dated 3/31/17 plus accrued interest on

 4/3/17 collateralized by the following:

 $14,030,100 Federal National Mortgage Association, 4.0%, 2/1/47

 13,755,000

 15,130,000

 $15,130,000 TD Securities USA LLC, 0.81%,

 dated 3/31/17 plus accrued interest on

 4/3/17 collateralized by the following:

 $15,432,601 Federal National Mortgage Association, 4.0%, 2/1/47

 15,130,000

 $59,145,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $59,145,000)

 $59,145,000

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost  $304,147,944) (c)

 $304,147,944

 OTHER ASSETS & LIABILITIES - 0.0%†

 $         36,381

 NET ASSETS - 100.0%

 $304,184,325

 †

 Amount rounds to less than 0.1%.

 (a)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (b)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (c)

 At March 31, 2017, cost for federal income tax purposes was $304,147,944.

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 U.S. Government and

 Agency Obligations

$
–

$
245,002,944

$
–

$
245,002,944

 Repurchase Agreements

–

59,145,000

–

59,145,000

 Total

$
–

$
304,147,944

$
–

$
304,147,944

During the three months ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Money Market Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 26, 2017 * Print the name and title of each signing officer under his or her signature.